Average Annual Total Returns{- Gold Portfolio} - 02.28 Select Portfolios: Group 8 Materials Sector Retail Combo PRO-16 - Gold Portfolio	Gold Portfolio Return Before Taxes Past 1 year	Gold Portfolio Return Before Taxes Past 5 years	Gold Portfolio Return Before Taxes Past 10 years	Gold Portfolio After Taxes on Distributions Past 1 year	Gold Portfolio After Taxes on Distributions Past 5 years	Gold Portfolio After Taxes on Distributions Past 10 years	Gold Portfolio After Taxes on Distributions and Sales Past 1 year	Gold Portfolio After Taxes on Distributions and Sales Past 5 years	Gold Portfolio After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXZGF Past 1 year	IXZGF Past 5 years	IXZGF Past 10 years
Total	26.85%	19.06%	(4.37%)	24.88%	18.33%	(4.80%)	16.16%	15.21%	(3.24%)	18.40%	15.22%	13.88%	26.77%	24.21%	(3.11%)